EQUITY METHOD INVESTMENT	12 Months Ended
Mar. 31, 2026
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENT

NOTE – 4 EQUITY METHOD INVESTMENT

Agentic Intelligence Limited (“AIL”) was incorporated in the Cayman Islands on November 4, 2025. On March 10, 2026, the Company subscribed for and was allotted 30 ordinary shares of AIL with a par value of US$0.001 per share for total consideration of US$0.03. As of March 31, 2026, the Company held a 30% equity interest in AIL and accounts for the investment under the equity method of accounting in accordance with ASC 323.

AIL was incorporated in November 2025 and currently remains in the start-up stage. As of March 31, 2026, AIL had not commenced substantive business operations and intended to focus on the development and commercialization of artificial intelligence applications. Accordingly, no share of earnings or losses from AIL was recognized in the accompanying consolidated financial statements for the year ended March 31, 2026.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2024, 2025 AND 2026